TRUCKING ACQUISITION, Consolidated Statement of Comprehensive Loss (Details) - Trucking [Member]	12 Months Ended
Dec. 31, 2021 CAD ($)
Consolidated statement of comprehensive loss [Abstract]
Revenues	$ 1,394,558
Net loss	$ (89,479)